UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Phillips Financial Management, LLC
Address: 6920 Pointe Inverness Way, Suite 230
         Fort Wayne, IN  46804

13F File Number:  28-11590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeanine M. Herold
Title:     Chief Compliance Officer
Phone:     (260) 420-7732

Signature, Place, and Date of Signing:

      /s/  Jeanine M. Herold     Fort Wayne, IN     August 04, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $137,071 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                DJAIG CMDTY 36   06738C778     2433    33922 SH       SOLE                        0        0    33922
GENERAL ELECTRIC CO            COM              369604103      504    19205 SH       SOLE                        0        0    19205
ISHARES TR                     S&P SMLCAP 600   464287804      974    16051 SH       SOLE                        0        0    16051
ISHARES TR                     LEHMAN AGG BND   464287226     3420    34078 SH       SOLE                        0        0    34078
ISHARES TR                     IBOXX INV CPBD   464287242     1611    15843 SH       SOLE                        0        0    15843
ISHARES TR                     DJ SEL DIV INX   464287168     1820    36628 SH       SOLE                        0        0    36628
ISHARES TR                     S&P SMLCP VALU   464287879    10004   155538 SH       SOLE                        0        0   155538
ISHARES TR                     S&P MIDCP VALU   464287705     1378    18555 SH       SOLE                        0        0    18555
ISHARES TR                     S&P 500 VALUE    464287408    17760   280001 SH       SOLE                        0        0   280001
ISHARES TR                     MSCI EAFE IDX    464287465    17494   256290 SH       SOLE                        0        0   256290
ISHARES TR                     S&P MIDCAP 400   464287507    22573   275646 SH       SOLE                        0        0   275646
ISHARES TR                     S&P EURO PLUS    464287861     1596    16464 SH       SOLE                        0        0    16464
ISHARES TR                     S&P 500 INDEX    464287200    16009   125009 SH       SOLE                        0        0   125009
ISHARES TR                     RUSSELL1000VAL   464287598     1206    17509 SH       SOLE                        0        0    17509
ISHARES TR                     RUSSELL 1000     464287622     1248    17648 SH       SOLE                        0        0    17648
ISHARES TR                     S&P MC 400 GRW   464287606     1099    12380 SH       SOLE                        0        0    12380
JP MORGAN CHASE & CO           COM              46625H100     1101    31404 SH       SOLE                        0        0    31404
LINCOLN NATL CORP IND          COM              534187109     4758   102726 SH       SOLE                        0        0   102726
SPDR TR                        UNIT SER 1       78462F103     3413    26759 SH       SOLE                        0        0    26759
STEEL DYNAMICS INC             COM              858119100      410    10680 SH       SOLE                        0        0    10680
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835     1233    16228 SH       SOLE                        0        0    16228
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     2134    36813 SH       SOLE                        0        0    36813
VANGUARD INDEX FDS             VALUE ETF        922908744     3730    66778 SH       SOLE                        0        0    66778
VANGUARD INDEX FDS             STK MRK ETF      922908769      967    15060 SH       SOLE                        0        0    15060
VANGUARD INDEX FDS             SM CP VAL ETF    922908611     2526    42950 SH       SOLE                        0        0    42950
VANGUARD INDEX FDS             REIT ETF         922908553     2757    47255 SH       SOLE                        0        0    47255
VANGUARD INDEX FDS             MID CAP ETF      922908629     4682    66909 SH       SOLE                        0        0    66909
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     1217    23086 SH       SOLE                        0        0    23086
VANGUARD INTL EQUITY INDEX F   PACIFIC ETF      922042866     1434    22943 SH       SOLE                        0        0    22943
VANGUARD INTL EQUITY INDEX F   EURPEAN ETF      922042874     2065    31705 SH       SOLE                        0        0    31705
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     1663    35695 SH       SOLE                        0        0    35695
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858      759    17783 SH       SOLE                        0        0    17783
VANGUARD WORLD FD              MEGA VALUE 300   921910840      556    13380 SH       SOLE                        0        0    13380
WILLIAMS COS INC DEL           COM              969457100      537    13698 SH       SOLE                        0        0    13698